HILLMAN CAPITAL MANAGEMENT INVESTMENT TRUST
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                       THE HILLMAN FOCUSED ADVANTAGE FUND
                          THE HILLMAN TOTAL RETURN FUND

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                                   SUPPLEMENT
                              Dated April 28, 2006


This Supplement to the Prospectus dated January 30, 2006 for The Hillman Focused Advantage Fund and The Hillman Total Return Fund (each a "Fund" and collectively the "Funds"), each a series of the Hillman Capital Management Investment Trust, updates the Prospectus to revise the information as described below. For further information, please contact the Funds toll-free at 1-800-525-3863. You may also obtain additional copies of the Funds' Prospectus and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

The "Investment Objectives" section found on page 2 of the Prospectus is being revised to state that the Funds' investment objectives may be changed without shareholder approval. Since the Funds' prior Prospectuses did not specifically include such a statement, the purpose of this supplement is to clarify this policy for the benefit of the Funds' shareholders. The "Investment Objectives"
section is hereby amended and replaced in its entirety to now reads as follows:

     The Hillman Focused Advantage Fund ("Focused Advantage Fund") seeks long-term capital appreciation. The Focused Advantage Fund is a non-diversified series of the Hillman Capital Management Investment Trust ("Trust"). The Hillman Total Return Fund ("Total Return Fund") seeks maximum total return through a combination of capital appreciation and current income. The Total Return Fund is a diversified series of the Trust. The Funds' investment objectives may be changed without shareholder approval.






          Investors Should Retain This Supplement For Future Reference
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